Treasury Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Repurchase Plan, Group
Treasury Shares
Repurchase of ordinary shares	$ 0	$ 0	$ 0